CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) - USD ($)	1 Months Ended
	Oct. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Feb. 28, 2015	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	May 31, 2013
Issuance expenses	$ 331,000	$ 3,000	$ 18,000	$ 491,000	$ 10,000	$ 6,000	$ 48,000	$ 45,000	$ 8,000	$ 9,000	$ 33,000	$ 34,000	$ 24,000	$ 300	$ 11,000	$ 144,000
Sale of shares, price per share	$ 1.33	$ 3.04	$ 3.27	$ 4.46	$ 3.81	$ 3.82	$ 4.52	$ 4.23	$ 4.03	$ 5.09	$ 3.64	$ 3.40	$ 3.28	$ 3.40	$ 3.99	$ 4.21